TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 781	$ 19,795	$ 17,257
Statutory tax rate	23.00%	23.00%	24.00%
Theoretical tax income on the above amount at the Israeli statutory tax rate	$ 180	$ 4,553	$ 4,142
Non-deductible expenses	519	1,299	290
Non-deductible expenses related to employee stock options	472	376	289
Changes in tax rate	(5)	179	124
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	977	(4,068)	(3,225)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years		(7,200)
Other	333	1,610	77
Actual tax expense (benefit)	$ 2,476	$ (3,251)	$ 1,697